Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	$ 40,095	$ 37,382
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	37,382	33,578
Additions	6,593	4,843
Disposals	(30)	(24)
Impairment reversal		215
Asset impairment	(1,243)
Depreciation and amortization	(1,861)	(1,869)
Transfers between classifications	0	0
Decommissioning and restoration provisions change in estimate	(888)	289
Capitalized borrowing costs	489	370
Transfers to assets held for sale	(1,552)
Changes in foreign exchange rates	1,205	(20)
Closing net book value	40,095	37,382
Net book value	40,095	37,382
Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	895	944
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	944	903
Additions	102	45
Disposals	0	0
Impairment reversal		0
Asset impairment	(37)
Depreciation and amortization	0	0
Transfers between classifications	0	0
Decommissioning and restoration provisions change in estimate	0	0
Capitalized borrowing costs	0	0
Transfers to assets held for sale	(142)
Changes in foreign exchange rates	28	(4)
Closing net book value	895	944
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	13,290	14,681
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	14,681	14,535
Additions	0	0
Disposals	0	0
Impairment reversal		215
Asset impairment	(247)
Depreciation and amortization	(325)	(373)
Transfers between classifications	104	(50)
Decommissioning and restoration provisions change in estimate	(743)	250
Capitalized borrowing costs	131	115
Transfers to assets held for sale	(546)
Changes in foreign exchange rates	235	(11)
Closing net book value	13,290	14,681
Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	8,349	9,138
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	9,138	7,577
Additions	389	181
Disposals	(25)	(6)
Impairment reversal		0
Asset impairment	(959)
Depreciation and amortization	(906)	(802)
Transfers between classifications	1,420	2,162
Decommissioning and restoration provisions change in estimate	(145)	39
Capitalized borrowing costs	0	0
Transfers to assets held for sale	(735)
Changes in foreign exchange rates	172	(13)
Closing net book value	8,349	9,138
Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	3,248	2,688
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	2,688	2,644
Additions	1,138	740
Disposals	0	0
Impairment reversal		0
Asset impairment	0
Depreciation and amortization	(630)	(694)
Transfers between classifications	0	0
Decommissioning and restoration provisions change in estimate	0	0
Capitalized borrowing costs	0	0
Transfers to assets held for sale	0
Changes in foreign exchange rates	52	(2)
Closing net book value	3,248	2,688
Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	14,313	9,931
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	9,931	7,919
Additions	4,964	3,877
Disposals	(5)	(18)
Impairment reversal		0
Asset impairment	0
Depreciation and amortization	0	0
Transfers between classifications	(1,524)	(2,112)
Decommissioning and restoration provisions change in estimate	0	0
Capitalized borrowing costs	358	255
Transfers to assets held for sale	(129)
Changes in foreign exchange rates	718	10
Closing net book value	14,313	9,931
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	62,735	58,287
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	58,287	52,900
Closing net book value	62,735	58,287
Cost | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	895	944
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	944	903
Closing net book value	895	944
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	20,364	21,362
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	21,362	20,758
Closing net book value	20,364	21,362
Cost | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	18,567	18,716
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	18,716	16,722
Closing net book value	18,567	18,716
Cost | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	8,596	7,334
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	7,334	6,598
Closing net book value	8,596	7,334
Cost | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	14,313	9,931
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	9,931	7,919
Closing net book value	14,313	9,931
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(22,640)	(20,905)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(20,905)	(19,322)
Closing net book value	(22,640)	(20,905)
Accumulated depreciation | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	0	0
Closing net book value	0	0
Accumulated depreciation | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(7,074)	(6,681)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(6,681)	(6,223)
Closing net book value	(7,074)	(6,681)
Accumulated depreciation | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(10,218)	(9,578)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(9,578)	(9,145)
Closing net book value	(10,218)	(9,578)
Accumulated depreciation | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(5,348)	(4,646)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(4,646)	(3,954)
Closing net book value	(5,348)	(4,646)
Accumulated depreciation | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	0	0
Closing net book value	$ 0	$ 0